Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents our fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of March 31, 2019 and December 31, 2018, respectively:

	March 31, 2019
	Level 1	Level 2	Level 3	Total
	(In millions)
Fixed-maturity securities available for sale:
Corporate debt securities	$—	$—	$17.5	$17.5
Total	$—	$—	$17.5	$17.5

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	(In millions)
Fixed-maturity securities available for sale:
Corporate debt securities	$—	$—	$17.8	$17.8
Total	$—	$—	$17.8	$17.8

Summary of Changes in the Fair Values of Level 3 Assets Measured on a Recurring Basis
The following table presents a summary of the changes in the fair values of Level 3 assets, measured on a recurring basis, for the three months ended March 31, 2019 and 2018.

	Three months ended March 31, 2019	Three months ended March 31, 2018
	Corporate debt	Corporate debt
	securities	securities

Fair value, beginning of period	$17.8	$—
Transfers from Level 2	—	21.4
Impairment (1)	(0.3)	—
Fair value, end of period	$17.5	$21.4

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(1) Included in Realized gains, net on the Condensed Consolidated Statements of Operations